Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 80,750	$ 2,800	$ 3,290	$ 1,390	$ 88,230
Coeur Alaska, Inc. [Member] | Kensington [Member]
Total			160		160
Coeur Mining, Inc. [Member] | Rochester [Member]
Total			370		370
Coeur Mining, Inc. [Member] | Wharf [Member]
Total			30		30
Coeur Mexicana, S.A. de C.V. [Member] | Palmarejo [Member]
Total	27,390	1,480	2,490	1,090	32,450
Compania Minera La Llamarada S.A. de C.V. [Member] | Las Chispas [Member]
Total	$ 53,360	$ 1,320	$ 240	150	55,070
Coeur Silvertip Holdings Ltd [Member] | Silvertip [Member]
Total				$ 150	$ 150